Long Term Debt, Textuals (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt outstanding		$ 605,819,000	$ 579,579,000
Number of vessels sold and leased back | vessel		8
Fair value of debt outstanding		$ 605,949,000
Borrowing capacity outstanding		20,000,000
Interest costs incurred		26,815,000	25,713,000	$ 23,266,000
Interest costs capitalized		$ 114,000	$ 0	$ 42,000
All Debt Instruments
Debt Instrument [Line Items]
Frequency of periodic payment		P45D
Weighted average interest rate		4.624%	4.428%	3.838%
Net worth covenant		$ 150,000,000
Minimum EBITDA to interest expense		2.0
Consolidated debt convenant		$ 630,000,000
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant		85.00%
Government owned export credit institutions
Debt Instrument [Line Items]
Number of vessels subject to debt covenant | vessel		41
Minimum | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant		1.15
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant		$ 150,000
Maximum | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant		1.20
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant		$ 1,000,000
Hajioannou Family | One facility
Debt Instrument [Line Items]
Minimum percentage of ownership		20.00%
Hajioannou Family | Minimum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership		30.00%
Hajioannou Family | Maximum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership		35.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit		$ 20,000,000
Debt outstanding		$ 0
Maxeikosiena, Youngone and Youngtwo
Debt Instrument [Line Items]
Sale leaseback lease terms		P10Y
Sale leaseback transaction, purchase obligation		10 years
Sale leaseback, repurchase period		2 years
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease terms		P8Y
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease terms		P7Y6M
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel		4
Sale leaseback, repurchase period		5 years 9 months
Shikokuokto and Gloversix
Debt Instrument [Line Items]
Sale leaseback lease terms		P8Y
Sale leaseback transaction, purchase obligation		8 years
Sale leaseback, repurchase period		3 years
Pentakomo and Maxdekatria
Debt Instrument [Line Items]
Sale leaseback transaction, purchase obligation		6 years
Sale leaseback, repurchase period		3 years
Subsequent Event | Pentakomo and Maxdekatria
Debt Instrument [Line Items]
Sale leaseback lease terms	P6Y